Stockholders' Equity - Long-term Incentive Plan (Details) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 23, 2021
Restricted stock units, granted		4,350,622		825,180
Vesting period				2 years 1 month 24 days
Equity-based compensation		$ 1,502,724	$ 670,838	$ 2,975,301	$ 1,188,086
LTIP
Common stock shares reserved for future issuance				3,963,916	1,386,364	2,802,273
Restricted stock units, granted		2,791,918
Unrecognized compensation cost		$ 15,006,636		$ 4,956,120
Weighted Average Remaining Life, Stock Awards				2 years 1 month 24 days
Share Price, Stock Awards				$ 4.65
LTIP | Maximum
Vesting period				3 years
LTIP | Minimum
Vesting period				2 years
LTIP | Selling, general and administrative expense.
Equity-based compensation				$ 2,975,301	$ 263,648
LTIP | Members of management
Restricted stock units, granted	443,269	732,090
LTIP | Members of the Board
Restricted stock units, granted	182,999	650,000